Risk management (Tables)	6 Months Ended
Jun. 30, 2022
Geographical Exposures [Line Items]
Gross carrying amount per IFRS 9 stage and rating class
Gross carrying amount per IFRS 9 stage and rating class (*)
1
in EUR million
12-month ECL (Stage 1)
Lifetime ECL not credit
impaired (Stage 2)
Lifetime ECL credit impaired
(Stage 3)
Total
30 June 2022
Rating class
Gross
Carrying
Amount
Provisions
Gross
Carrying
Amount
Provisions
Gross
Carrying
Amount
Provisions
Gross
Carrying
Amount
Provisions
Investment grade
1 (AAA) 116,616 1 0 0 116,616 1
2-4 (AA) 112,044 3 259 0 112,303 3
5-7 (A) 170,785 13 1,402 1 172,187 14
8-10 (BBB) 336,871 62 9,745 21 346,616 83
Non-Investment grade
11-13 (BB) 164,326 231 13,745 82 178,071 314
14-16 (B) 27,239 180 16,083 367 43,322 548
17 (CCC) 6,267 7 4,391 213 10,658 220
Substandard grade
18 (CC) 5,654 780 5,654 780
19 (C) 2,710 420 2,710 420
Non-performing loans 20-22 (D) 11,831 3,640 11,831 3,640
Total 934,148 497 53,989 1,885 11,831 3,640 999,968 6,022
1 IAS 37 provisions are established for non-credit replacement guarantees not in the scope of IFRS 9. Total

IAS 37 provisions (€
117

million) are excluded.
Gross carrying amount per IFRS 9 stage and rating class (*)
1
in EUR million
12-month ECL (Stage 1)
Lifetime ECL not credit
impaired (Stage 2)
Lifetime ECL credit impaired
(Stage 3)
Total
31 December 2021
Rating class
Gross
Carrying
Amount
Provisions
Gross
Carrying
Amount
Provisions
Gross
Carrying
Amount
Provisions
Gross
Carrying
Amount
Provisions
Investment grade
1 (AAA) 107,788 3 0 107,788 3
2-4 (AA) 106,673 5 197 106,870 5
5-7 (A) 152,167 17 1,000 1 153,167 17
8-10 (BBB) 328,302 73 7,232 14 335,533 87
Non-Investment grade
11-13 (BB) 163,228 208 14,679 86 177,908 294
14-16 (B) 26,852 185 17,931 404 44,783 589
17 (CCC) 5,377 10 4,354 198 9,730 207
Substandard grade
18 (CC) 2,314 173 2,314 173
19 (C) 1,769 142 1,769 142
Non-performing loans 20-22 (D) 12,072 3,851 12,072 3,851
Total 890,387 501 49,476 1,016 12,072 3,851 951,934 5,368
1 IAS 37 provisions are established for non-credit replacement guarantees not in the scope of IFRS 9. Total

IAS 37 provisions (€
114.4

million) are excluded.

Changes in loan loss provisions and gross carrying amounts
Changes in gross carrying amounts and loan loss provisions (*)
1, 2
in EUR million 12-month ECL (Stage 1)
Lifetime ECL not credit
impaired (Stage 2)
Lifetime ECL credit
impaired (Stage 3)
Total
30 June 2022
Gross
carrying
amount Provisions
Gross
carrying
amount Provisions
Gross
carrying
amount Provisions
Gross
carrying
amount Provisions
Opening balance
890,386 501 49,476 1,016 12,072 3,851 951,934 5,368
Transfer

into 12-month ECL (Stage 1)
8,534 13 -8,259 -115 -275 -28 -0 -130
Transfer

into lifetime ECL not credit impaired (Stage 2)
-17,556 -53 18,174 720 -618 -71 -0 596
Transfer

into lifetime ECL credit impaired (Stage 3)
-1,451 -9 -851 -53 2,302 611 0 549
Net remeasurement of loan loss provisions
-39 301 4 266
New financial assets originated or purchased
119,993 123 119,993 123
Financial assets that have been derecognised
-75,384 -34 -5,313 -49 -2,080 -137 -82,777 -220
Net drawdowns and repayments
9,625 761 431 10,818
Changes in models/risk parameters

Increase in loan loss provisions
1 804 379 1,184
Write-offs
-648 -648
Recoveries of amounts previously written off
28 28
Foreign exchange and other movements
-5 65 30 90
Closing balance
934,148 497 53,989 1,885 11,831 3,640 999,968 6,022
1

Stage 3 Lifetime credit impaired provision includes €
5

million on Purchased or Originated Credit Impaired.
2

The addition to the loan provision (in the consolidated statement of profit or loss) amounts to €
1,189

million of which €
1,184

million related to IFRS-9 eligible financial assets, €
4

million related to non-credit replacement guarantees and €
1

million to modification gains and losses on
restructured financial assets.
Changes in gross carrying amounts and loan loss provisions (*)
1, 2
in EUR million 12-month ECL (Stage 1)
Lifetime ECL not credit
impaired (Stage 2)
Lifetime ECL credit impaired
(Stage 3)
Total
31 December 2021
Gross
carrying
amount Provisions
Gross
carrying
amount Provisions
Gross
carrying
amount Provisions
Gross
carrying
amount Provisions
Opening balance
844,231 581 59,313 1,476 13,398 3,797 916,942 5,854
Transfer

into 12-month ECL (Stage 1)
15,157 20 -14,322 -279 -835 -54 -0 -313
Transfer

into lifetime ECL not credit impaired (Stage 2)
-19,737 -32 20,537 206 -800 -75 -0 100
Transfer

into lifetime ECL credit impaired (Stage 3)
-2,166 -13 -1,589 -96 3,755 820 -0 712
Net remeasurement of loan loss provisions
-130 -228 404 46
New financial assets originated or purchased
208,501 149 208,501 149
Financial assets that have been derecognised
-125,819 -73 -11,935 -104 -1,898 -237 -139,652 -414
Net drawdowns and repayments
-29,781 -2,527 -694 -33,002
Changes in models/risk parameters

12 41 130 184
Increase in loan loss provisions
-67 -460 989 462
Write-offs
-854 -854 -854 -854
Recoveries of amounts previously written off
45 45
Foreign exchange and other movements
-13 1 -125 -138
Closing balance
890,386 501 49,476 1,016 12,072 3,851 951,934 5,368
1

Stage 3 Lifetime credit impaired provision includes €
4

million on Purchased or Originated Credit Impaired.
2

The addition to the loan provision (in the condensed consolidated statement of profit or loss) amounts to €
516

million of which €
462

million related to IFRS-9 eligible financial assets, €
43

million related to non-credit replacement guarantees and €
11

million to modification gains and
losses on restructured financial assets.

Management adjustments explanatory
Management adjustments to ECL models (*)
in EUR million
30
June
2022
31

December

2021
Economic sector based adjustments 68 341
Second order impact adjustments 268 0
Payment holiday adjustments 0 32
Mortgage portfolio adjustments 131 124
Other Post Model Adjustments 1 25 121
Total management

adjustments
492 618
1

Prior period figure has been updated to conform to current year presentation

Sensitivity Analsis
Sensitivity analysis as at June 2022

(*)
2022 2023 2024
Un-weighted
ECL (Eur mln)
Probability-
weighting
Reportable ECL
(Eur mln) 1
Netherlands
Upside scenario
Real GDP 3.6 2.5 3.0
297 20%
361
Unemployment 3.7 3.7 3.5
HPI 17.6 15.7 4.1
Baseline Scenario

Real GDP 2.8 1.3 1.8
337 60% Unemployment 4.1 4.5 4.7
HPI 14.8 2.7 1.9
Downside scenario
Real GDP 0.3 -1.4 0.8
494 20% Unemployment 5.8 6.9 8.0
HPI 11.1 -13.4 -0.9
Germany
Upside scenario
Real GDP 2.8 3.6 2.3
642 20%
787
Unemployment 2.7 2.6 2.2
HPI 11.7 6.3 4.8
Baseline Scenario

Real GDP 1.8 2.1 1.8
772 60% Unemployment 3.1 3.2 3.3
HPI 10.8 3.3 1.4
Downside scenario
Real GDP -0.3 -1.2 0.6
977 20% Unemployment 4.6 5.3 5.8
HPI 9.0 -2.1 -2.3
Belgium
Upside scenario
Real GDP 3.1 3.0 2.2
546 20%
608
Unemployment 5.2 5.1 5.2
HPI 4.8 3.0 2.5
Baseline Scenario

Real GDP 2.4 1.8 1.8
596 60% Unemployment 5.7 5.7 5.8
HPI 4.4 2.3 2.0
Downside scenario
Real GDP 0.8 -0.3 1.3
705 20% Unemployment 6.9 7.7 8.2
HPI 3.2 0.3 0.7
United States
Upside scenario
Real GDP 3.9 2.5 2.4
68 20%
156
Unemployment 3.6 3.3 2.8
HPI 10.1 4.4 8.1
Baseline Scenario

Real GDP 2.4 1.5 1.7
124 60% Unemployment 3.9 4.2 4.2
HPI 9.8 1.2 2.3
Downside scenario
Real GDP 0.2 -1.6 0.1
342 20% Unemployment 6.0 7.2 8.3
HPI 8.7 -4.3 -4.1
1 Excluding management adjustments.
Sensitivity analysis as at December 2021 (*)
2022 2023 2024
Un-weighted
ECL (Eur mln)
Probability-
weighting
Reportable ECL
(Eur mln) 1
Netherlands
Upside scenario
Real GDP 5.1 2.9 2.7
259 20%
307
Unemployment 3.2 2.9 2.9
HPI 23.3 10.9 0.9
Baseline Scenario

Real GDP 3.4 2.0 1.7
289 60% Unemployment 3.7 4.1 4.3
HPI 13.1 2.8 0.8
Downside scenario
Real GDP -1.5 1.2 0.7
411 20% Unemployment 5.6 6.8 7.8
HPI 0.3 -7.7 0.6
Germany
Upside scenario
Real GDP 6.2 3.1 1.6
457 20%
483
Unemployment 2.9 2.2 1.9
HPI 12.9 7.9 5.3
Baseline Scenario

Real GDP 4.0 2.3 1.4
475 60% Unemployment 3.4 3.1 3.1
HPI 10.4 4.6 1.9
Downside scenario
Real GDP -0.6 0.9 0.8
535 20% Unemployment 5.0 5.4 5.7
HPI 5.3 0.4 -2.1
Belgium
Upside scenario
Real GDP 4.6 2.5 2.0
364 20%
393
Unemployment 5.6 5.6 5.9
HPI 3.9 2.7 2.9
Baseline Scenario

Real GDP 3.1 2.0 1.8
383 60% Unemployment 6.1 6.3 6.3
HPI 3.0 2.3 2.3
Downside scenario
Real GDP -0.4 1.4 1.4
451 20% Unemployment 7.6 8.6 9.0
HPI 0.4 1.0 1.0
United States
Upside scenario
Real GDP 6.7 2.4 3.1
28 20%
75
Unemployment 3.5 2.5 2.4
HPI 10.4 8.1 8.7
Baseline Scenario

Real GDP 4.0 2.5 2.1
55 60% Unemployment 4.0 3.7 3.7
HPI 9.1 3.0 3.3
Downside scenario
Real GDP -0.7 1.1 0.3
183 20% Unemployment 6.5 7.4 8.0
HPI 5.3 -3.2 -3.0
1 Excluding management adjustments.

Reconciliation of model ECL to total ECL
Reconciliation of model (reportable) ECL to total ECL (*)
in EUR million
30

June
2022
31

December

2021
Total model ECL 1 3,337 2,408
ECL from individually assessed impairments 2,193 2,342
ECL from management adjustments
1
492 618
Total ECL 6,022 5,368
1 Prior period figure has been updated to conform

to current year presentation

Asset class category average threshold investment grade
Quantitative SICR thresholds

(*)
30 June 2022 31 December 2021
Average threshold ratio
Investment
grade (rating
grade 1-10)
Non-
investment
grade (rating
grade 11-17)
Investment
grade (rating
grade 1-10)
Non-
investment
grade (rating
grade 11-17)
Asset class category
Mortgages 2.7 2.3 2.7 2.2
Consumer Lending 3.4 1.8 2.8 1.7
Business Lending 3.4 2.2 4.0 2.2
Governments and Fin. Institutions 7.7 2.2 7.9 2.2
Other Wholesale Banking 4.3 1.9 4.5 2.0

Non-derivative financial instruments to transition to alternative benchmarks
Non derivative Financial instruments to transition to alternative benchmarks (*)
in EUR million at 30 June 2022
Financial Assets

non-derivative
Financial Liabilities

non-derivative
Off balance sheet
commitments
Carrying value Carrying value Nominal value
By benchmark rate
GBP LIBOR
USD LIBOR 40,485 1,501 9,979
CHF LIBOR
EONIA
Total 40,485 1,501 9,979
Non derivative Financial instruments to transition to alternative benchmarks (*)
in EUR million at 31 December 2021
Financial Assets

non-derivative
Financial Liabilities

non-derivative
Off balance sheet
commitments
Carrying value Carrying value Nominal value
By benchmark rate
GBP LIBOR 764 350
USD LIBOR 41,805 1,542 16,435
CHF LIBOR 1
EONIA 23 184
Total 42,570 1,565 16,969

Derivative financial instruments to transition to alternative benchmarks
Derivative Financial instruments

to transition to alternative benchmarks (*)
30 June 2022 31 December 2021
in EUR million
Nominal value Nominal value
By benchmark rate 1
GBP LIBOR 822
USD LIBOR 508,877 488,499 2
Total 508,877 489,321
1 For cross currency swaps all legs of the swap are included that are linked to a main IBOR that is significant to ING Group.
2 The prior period has been updated to improve consistency and comparability.